Consolidated statement of financial position - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Goodwill	€ 5,504,000,000	€ 5,667,000,000
Other intangible assets	1,086,000,000	1,263,000,000
Property, plant and equipment	1,951,000,000	2,015,000,000
Right-of-use assets	906,000,000	929,000,000
Investments in associated companies and joint ventures	88,000,000	199,000,000
Non-current interest-bearing financial investments	715,000,000	697,000,000
Other non-current financial assets	1,100,000,000	1,080,000,000
Defined benefit pension assets	6,258,000,000	6,754,000,000
Deferred tax assets	3,873,000,000	3,834,000,000
Other non-current receivables	213,000,000	239,000,000
Total non-current assets	21,694,000,000	22,677,000,000
Current assets
Inventories	2,719,000,000	3,265,000,000
Trade receivables	4,921,000,000	5,549,000,000
Contract assets	1,136,000,000	1,203,000,000
Current income tax assets	307,000,000	153,000,000
Other current receivables	764,000,000	934,000,000
Current interest-bearing financial investments	1,565,000,000	3,080,000,000
Other current financial and firm commitment assets	441,000,000	615,000,000
Cash and cash equivalents	6,234,000,000	5,467,000,000
Total current assets	18,087,000,000	20,266,000,000
Assets held for sale	79,000,000	0
Total assets	39,860,000,000	42,943,000,000
Equity
Share capital	245,896,461.96	245,896,461.96
Share premium	628,000,000	503,000,000
Treasury shares	(352,000,000)	(352,000,000)
Translation differences	(249,000,000)	169,000,000
Fair value and other reserves	3,605,000,000	3,905,000,000
Reserve for invested unrestricted equity	15,255,000,000	15,487,000,000
Retained earnings	1,404,000,000	1,375,000,000
Total shareholders’ equity	20,537,000,000	21,333,000,000
Non-controlling interests	91,000,000	93,000,000
Total equity	20,628,000,000	21,426,000,000
Non-current liabilities
Long-term interest-bearing liabilities	3,637,000,000	4,249,000,000
Long-term lease liabilities	799,000,000	858,000,000
Defined benefit pension and post-employment liabilities	2,299,000,000	2,459,000,000
Deferred tax liabilities	725,000,000	332,000,000
Contract liabilities	210,000,000	120,000,000
Other non-current liabilities	111,000,000	103,000,000
Provisions	518,000,000	622,000,000
Total non-current liabilities	8,299,000,000	8,743,000,000
Current liabilities
Short-term interest-bearing liabilities	554,000,000	228,000,000
Short-term lease liabilities	198,000,000	184,000,000
Other financial and firm commitment liabilities	830,000,000	1,038,000,000
Contract liabilities	2,157,000,000	1,977,000,000
Current income tax liabilities	203,000,000	185,000,000
Trade payables	3,423,000,000	4,730,000,000
Other current liabilities	2,824,000,000	3,619,000,000
Provisions	744,000,000	813,000,000
Total current liabilities	10,933,000,000	12,774,000,000
Total liabilities	19,232,000,000	21,517,000,000
Total shareholders’ equity and liabilities	€ 39,860,000,000	€ 42,943,000,000